Retirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Allocated Service Cost	$ 47	$ 55	$ 56
Defined Contribution Plan, Cost	8	7	7
Other Postretirement Benefits Cost (Reversal of Cost)	$ 3	$ 4	$ 3